Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable [Abstract]
Schedule of Accounts Payable

Accounts payable are summarized as follows:

	As of December 31,
	2023	2024
Freight fee and other handling charges	$18,171,694	$11,307,340
Freight fee and other handling charges – related parties	474,161	221,098
Total	$18,645,855	$11,528,438